Consolidated Statements of Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0
Common stock, shares authorized	500,000,000
Common stock, shares issued	211,072,508	210,711,224	210,538,896	210,216,043
Common stock, shares outstanding	211,072,508	210,711,224	210,538,896	210,216,043
Class A Shares Of Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0	$ 0		$ 0
Common stock, shares authorized	420,000,000	420,000,000
Common stock, shares issued	131,072,508	130,711,224	130,538,896	130,216,043
Common stock, shares outstanding	131,072,508	130,711,224	130,538,896	130,216,043
Class B Shares Of Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares outstanding	80,000,000	80,000,000	80,000,000	80,000,000